Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt
Schedule of debt
(in thousands)	December 31, 2022	December 31, 2021
Convertible Notes Payable
Issued on May 8, 2020	$-	$3,000
Issued on November 3, 2020	-	3,889
Issued on May 19, 2021	-	5,610
Issued on April 30, 2021	-	66
Total Face Value of Convertible Notes Payable	-	12,565
Less: Unamortized Discount	-	(5,389)
Net Carrying Value of Convertible Notes Payable	-	7,176
Line of Credit
ANS Line of Credit	5,024	1,898
Total Line of Credit	5,024	1,898
Notes Payable
Paycheck Protection Program	-	2,000
Issued on May 19, 2021	11,860	11,860
Issued on December 17, 2021	15,926	15,926
Total Face Value of Notes Payable	27,786	29,786
Less: Unamortized Discount	(3,630)	(3,699)
Net Carrying Value of Notes Payable	24,156	26,087
Total debt before deferred financing costs	29,180	35,161
Current amount of Convertible Notes Payable	-	2,700
Current amount of Notes Payable	24,156	-
Current amount of Line of Credit	5,024	1,898
Total current portion of long-term debt	29,180	4,598
Total long-term debt, net of current portion	$-	$30,563

Schedule of interest expense
	Years Ended December 31,
(in thousands)	2022	2021
Interest expense	$(2,559)	$(1,458)
Amortization of debt issue costs	-	(10)
Amortization of debt discount	(9,346)	(3,056)
Amortization of debt discount, related party	-	(95)
Total net interest expense	$(11,905)	$(4,619)

Schedule of aggregate principal maturities
(in thousands)	Line of Credit	Notes Payable	Total
Years ended December 31:
2023	$5,024	$27,786	$32,810
2024	-	-	-
2025	-	-	-
2026	-	-	-
2027	-	-	-
Thereafter	-	-	-
Total	$5,024	$27,786	$32,810